Supplement dated September 2, 2025
to the Summary Prospectus, as supplemented, of the following fund:
Fund	Summary Prospectus Dated
Columbia ETF Trust I
Columbia U.S. Equity Income ETF	2/28/2025
As it was stated in the supplement dated July 2, 2025, the Board of Trustees of Columbia U.S. Equity Income ETF (the Fund) approved changes to the Fund's Principal Investment Strategies and the Fund’s performance benchmark, effective on or about September 2, 2025 (the Effective Date). In addition to the changes described in the July 2, 2025 supplement, the following changes are hereby made to the Fund's Summary Prospectus.
Summary of Columbia U.S. Equity Income ETF
To show the new primary benchmark (Solactive GFS United States Large & Mid Cap Value Style USD Index) performance information under the heading "Performance Information” is deleted in its entirety and replaced with the following:
 Average Annual Total Returns (for periods ended December 31, 2024)

	Inception Date	1 Year	5 Years	Life of Fund
At NAV	06/13/2016
returns before taxes		13.89%	11.05%	12.13%
returns after taxes on distributions		12.42%	10.12%	10.59%
returns after taxes on distributions and sale of Fund shares		8.71%	8.53%	9.28%
Solactive GFS United States Large & Mid Cap Value Style USD Index (TR) (reflects no deductions for fees, expenses or taxes)		15.51%	9.25%	9.07%
MSCI USA Value Index (reflects no deductions for fees, expenses or taxes)		14.34%	8.50%	9.90%
Beta Advantage® U.S. ESG Equity Income Index (reflects no deductions for fees, expenses or taxes)		14.37%	N/A	17.25%*
Combined Former Indices** (reflects no deductions for fees, expenses or taxes)		14.37%	11.49%	12.77%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		23.81%	13.86%	14.27%

*
The Life of Fund Index performance is for the period from October 14, 2022 through December 31, 2024.
**
The Combined Former Indices 5 Years and Life of Fund performance represents the Fund’s Former Index (Beta Advantage® Sustainable U.S. Equity Income 100 Index) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s other former Index (Beta Advantage® U.S. ESG Equity Income Index) performance for the period from October 14, 2022 through December 31, 2024. The Combined Former Indices 1 Year performance represents the performance of the Beta Advantage® U.S. ESG Equity Income Index.
Shareholders should retain this Supplement for future reference.
SUP271_10_006_(09/25)